9. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
9. SUBSEQUENT EVENTS

Private Placement

On November 5, 2013, the Company received gross proceeds of $23,290,600 from the sale of its securities in a private placement (the “Private Placement”) to the institutional and other accredited investors (each, an “Investor” and collectively, the “Investors”). At the closing, the Company issued (i) 3,145,300 shares of the Company’s common stock (“Common Stock”), (ii) 17,000 shares of its new Series A Convertible Preferred Stock (the “Series A Preferred”), and (iii) warrants (“Warrants”) to purchase a total of 11,645,300 shares of Common Stock. The purchasers of Common Stock received warrants to purchase the same number of shares of Common Stock as such Investors purchased in the Private Placement, and the Investors who purchased shares of Series A Convertible Preferred Stock received warrants to purchase the number of shares of Common Stock into which the Series A Preferred is initially convertible. The purchase price of each Common Stock/Warrant unit was $2.00, and the purchase price of each Series A Convertible Preferred Stock/Warrants unit was $1,000. The offer and sale of the foregoing securities under the Securities Purchase Agreement was not a “public offering” as referred to in Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and was intended meet the requirements to qualify for exemption under Rule 506(b) of Regulation D promulgated under the Securities Act.

The Company believes that in accordance with current accounting requirements, the fair value of the conversion feature of the Series A Preferred Stock and the fair value of the warrants issued with the Series A Preferred Stock will approximate $15,594,000 and will be recorded as deemed dividend to the Preferred Shareholders at issuance. The valuation will be calculated based on fair value of the conversion feature and warrants based upon a Black - Scholes option pricing model.

The terms of the Series A Convertible Preferred Stock and Warrants are as follows:

Series A Convertible Preferred Stock

A total of 17,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) have been authorized for issuance under the Certificate Of Designation Of Preferences And Rights Of Series A Convertible Preferred Stock (the “Certificate of Designation”). The shares of Series A Preferred Stock have a stated value of $1,000 per share and are initially convertible into shares of Common Stock at a price of $2.00 per share (subject to adjustment as described below). Under the Certificate of Designation, the holders of the Series A Preferred Stock have the following rights, preferences and privileges:

The Series A Preferred Stock may, at the option of the Investor, be converted at any time or from time to time into fully paid and non-assessable shares of Common Stock at the conversion price in effect at the time of conversion; provided, that a holder of Series A Preferred Stock may at any given time convert only up to that number of shares of Series A Preferred Stock so that, upon conversion, the aggregate beneficial ownership of the Company’s Common Stock (calculated pursuant to Rule 13d-3 of the Securities Exchange Act of 1934, as amended) of such Investor and all persons affiliated with such Investor, is not more than 4.99% of the Company’s Common Stock then outstanding (subject to adjustment up to 9.99% solely at the Investor’s discretion upon 60 days’ prior notice). The number of shares into which one share of Series A Preferred Stock shall be convertible is determined by dividing the stated value of $1,000 per share by the initial Conversion Price. The "Conversion Price" per share for the Series A Preferred Stock is initially equal to $2.00 (subject to appropriate adjustment for certain events, including stock splits, stock dividends, combinations, recapitalizations or other recapitalizations affecting the Series A Preferred Stock).

The Series A Preferred Stock will automatically be converted into Common Stock at the then applicable Conversion Price (i) upon the written consent of the Investors holding at least a majority of the outstanding shares of Series A Preferred Stock or (ii) if required by the Company for the Company to list its Common Stock on a national securities exchange; provided, any such conversions will continue to be limited by, and subject to the beneficial ownership conversion limitations set forth above.

Except as otherwise required by law, the holders of shares of Series A Preferred Stock shall not have the right to vote on matters that come before the stockholders; provided, that the Company will not, without the prior written consent of a majority of the outstanding Series A Preferred Stock: (i) amend, alter, or repeal any provision of the Articles of Incorporation (including the Certificate of Designation setting forth the rights of the Series A Preferred Stock) or Bylaws in a manner adverse to the Series A Preferred Stock; (ii) create or authorize the creation of or issue any other security convertible into or exercisable for any equity security, having rights, preferences or privileges senior to or on parity with the Series A Preferred Stock, or increase the authorized number of shares of Series A Preferred Stock; (iii) issue or sell any equity or debt securities for one year after the initial sale of the Series A Preferred Stock, subject to certain specified and other customary exceptions; or (iv) enter into any agreement with respect to any of the foregoing.

In the event of any dissolution or winding up of the Company, whether voluntary or involuntary, the proceeds shall be paid pari passu among the holders of the shares of Common Stock and Preferred Stock, pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to Common Stock.

The Company may not declare, pay or set aside any dividends on shares of any class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless the holders of the Series A Preferred Stock shall first receive, or simultaneously receive, an equal dividend on each outstanding share of Series A Preferred Stock.

Warrants.

Each Warrant entitles the Investor to purchase the number of shares of Common Stock purchased by such Investor in the Private Placement or into the number of shares into which such Investor’s Series A Preferred Stock is initially convertible. The Warrants are exercisable in whole or in part, at an initial exercise price per share of $2.50, and may be exercised in a cashless exercise if, after six months, there is no effective Registration Statement registering, or no current prospectus available for, the resale of the Warrant shares. The exercise price and number of shares of Common Stock issuable under the Warrants are subject to adjustments for stock dividends, splits, combinations and similar events. The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on the fifth anniversary of the date of issuance.

Registration Rights Agreement.

The Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investors, which sets forth the rights of the Investors to have their shares of Common Stock purchased in the Private Placement and the shares of Common Stock issuable upon (i) the conversion of the Series A Preferred Stock and (ii) the exercise of the Warrants, registered with the Securities and Exchange Commission (the “SEC”) for public resale under the Securities Act.

Pursuant to the Registration Rights Agreement, the Company is required to file a registration statement with the SEC (the “Registration Statement”) within 30 days of the closing of the Private Placement, registering the total number of shares of Common Stock purchased in the Private Placement and the shares of Common Stock issuable upon exercise of the Warrants. The Company will be required to have the Registration Statement declared effective within 90 days after the filing of the Registration Statement. The Company will also be required to maintain the effectiveness of the Registration Statement until the earlier to occur of (i) the date on which all of the registrable securities covered by the Registration Rights Agreement have been sold; or (ii) transferred in a manner that they may be resold without subsequent registration under the Securities Act. The Registration Statement of which this prospectus is a part was filed under the Registration Rights Agreement.

The Registration Rights Agreement further provides that in the event that (i) the Company has not filed the Registration Statement or a final prospectus within the prescribed time period, (ii) the SEC has not declared effective the Registration Statement within the prescribed time period, and (iii) the Registration Statement ceases to be effective and available to the investors under certain circumstances, the Company shall pay to the holders of registrable securities, on the occurrence of each such event and on each monthly anniversary thereof until the applicable event is cured, an amount in cash equal to 1.0% of the aggregate amount invested by such Purchaser pursuant to the Purchase Agreement for each 30-day period or pro rata for any portion thereof following the date by which such Registration Statement should have been effective.

Earn Out Shares.

On July 24, 2013, the Company acquired Lion Biotechnologies, Inc., a Delaware corporation, in a merger that also obligated the Company to issue to the Lion Biotechnologies’ former stockholders an additional 1,350,000 shares of Common Stock upon the achievement of certain milestones related to the Company’s market capitalization and amount of capital the Company raises. As a result of the Private Placement that was completed on November 5, 2013, the Company was required to issue a total of 675,000 shares of Common Stock to the Lion Biotechnologies’ former stockholders. These additional shares were issued on November 11, 2013, and the Company estimated their fair value at that date to be $2,531,250.

Settlement with Anthony Cataldo.  On June 19, 2013, the Company entered into a Settlement Agreement and General Release of All Claims (the “Settlement Agreement”) with Anthony Cataldo, this Company’s former Chief Executive Officer.  Under the Settlement Agreement, the Company agreed to pay Mr. Cataldo a cash payment of $370,000 when the Company obtains financing of more than $5,000,000.  The $370,000 was to be paid as follows: (a) a payment of $120,000, less all appropriate federal and state income and employment taxes, would be paid in cash, and (b) and another payment of $250,000, less all appropriate federal and state income and employment taxes, would be paid in the same securities as sold in the next financing.  On November 5, 2013, the Company completed a financing of more than $5,000,000 and, as a result, the foregoing $370,000 payment became due and payable.  On November 18, 2013, the Company and Mr. Cataldo agreed to revise the terms of the Settlement Agreement and to reduce the foregoing $370,000 payment to $250,000, payable in cash as payment in full for all amounts owed to him under the Settlement Agreement.  The $250,000 payment has been made.

Alpha Capital Shares.  On May 6, 2013, Alpha Capital Anstalt paid us $400,000 for the right to receive 400,000 shares of our common stock at any time for no additional consideration.  On November 19, 2013 Alpha Capital Anstalt exercised its right to acquire all 400,000 it had previously subscribed for.  As a result of the foregoing exercise, all 400,000 shares have now been issued.

Additional Stock Issuances.  On November 18, 2013, the Company issued 75,000 shares of restricted stock to a new employee and 25,000 shares to a second new employee.  The foregoing 100,000 shares of restricted stock vest over three years.  Any unvested shares are forfeited and returned to the Company if the employees cease to being employed before the shares are fully vested.

On November 18, 2013, the Company also issued 2,000 shares of common stock to one former creditor and 5,000 shares to another creditor as payment for outstanding obligations.

The fair value of the foregoing 107,000 shares that were issued on November 18, 2013 was $5.65 per share.

Proforma Financials

The following proforma balance sheet as of September 30, 2013, shows adjustments to the accounting for the Private Placement and the other subsequent events described above as if such events had occurred on September 30, 2013.

	September 30, 2013
			Pro-forma	September 30, 2013
	(As Reported)		Adjustments	Proforma (Unaudited)
Assets
Cash and cash equivalents	$129,804	(1)	21,985,007	$22,114,811
		(3)	(250,000)	(250,000)
Prepaid expenses & others	8,878			8,878
Computer equipment	29,944			29,944
Total Assets	$168,626		$21,735,007	$21,903,633

Liabilities and Stockholders' (Deficiency) Equity

Accounts Payable	$1,550,865		$-	$1,550,865
Accrued Expenses	1,958,220		(370,000)	1,588,220
Total Liabilities	$3,509,085		$(370,000)	$3,139,085

Preferred Stock		(1)	17	17

Common stock	645,782	(1)	131
		(2)	28
		(4)	(399,983)	245,958

Additional Paid In Capital	40,582,801	(1)	16,999,983
		(1)	6,290,469
		(1)	(1,305,593)
	-	(1)	15,694,407
		(2)	2,531,222
		(4)	399,983	81,193,272

Accumulated deficit	(44,569,042)	(1)	(15,694,407)
		(2)	(2,531,250)
		(3)	120,000	(62,674,699)

Total Stockholders' (Deficiency) Equity	(3,340,459)		22,105,007	18,764,548

Total Liabilities and Stockholders (Deficiency) Equity	$168,626		$21,735,007	$21,903,633

1 - To record issuance of 17,000 shares of preferred stock and 3,145,300 shares of common stock for cash of $23,290,600, less costs incurred of $1,305,593 for net proceeds of $21,985,007. The Company determined that the fair value of the conversion feature of the preferred stock and the warrants issued the preferred shareholders was $15,594,407 and recorded such amount as a deemed dividend to preferred shares.

2 - To record issuance of 675,000 shares of common stock with a fair value of $2,531,250 pursuant to the agreement with Lion Biotechnologies, Inc.

3 - To record the revised terms of the Settlement Agreement with Mr. Cataldo. $250,000 in cash was paid as payment in full for all amounts owed to him under the Settlement Agreement.

4 - To record issuance of 400,000 shares of common stock to Alpha Capital Anstatt upon exercise of their right to acquire 400,000 shares of common stock that had been previously subscribed for for $400,000.

On a proforma basis, the Company would have had 19,293,211 shares of its common stock outstanding at September 30, 2013, and loss per share for the nine months ending September 30, 2013 would have been $0.72 per share.

Restructuring

Effective May 22, 2013, the Company completed a restructuring of its unregistered debt and equity securities resulting in an issuance of 12,913,509 shares of common stock, the cancellation of the 12% Secured Promissory Notes (see Note 5), 7% Senior Secured Notes (see Note 4), September 2012 Secured Promissory Notes (see Note 6), and certain other indebtedness, and the receipt of $1.25 million from the sale of shares of common stock (the “Restructuring”).  To effect the Restructuring, the Company entered into an exchange agreement (the “Exchange Agreement”) and a stock purchase agreement (the “Stock Purchase Agreement”), pursuant to which (i) certain outstanding debt of the Company was converted into shares of Common Stock; (ii) certain outstanding warrants to purchase shares of capital stock of the Company were exchanged for shares of Common Stock; (iii) certain investors in prior private placements offerings by the Company (the “Prior PIPE Transactions”) purchased shares of Common Stock; and (iv) certain investors purchasing shares of Common Stock in this Restructuring received an additional issuance of Common Stock, for no additional consideration (the “Repricing Issuance”).  The Exchange Agreement, Stock Purchase Agreement and the transactions contemplated thereby are described in further detail below.  The terms of the Restructuring were determined in negotiations between the Company and the creditors and investors party thereto, and were approved by the Board of Directors, including a majority of the disinterested directors. The securities issued pursuant the Restructuring are exempt from registration under Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and Rule 506 of Regulation D because, among other reasons, all offerees are “accredited investors” under Section 2(15) of the Securities Act, all participants were existing security holders of the Company, and no general solicitation or public advertisement was conducted in connection with the Restructuring.

Exchange Agreement

Under the Exchange Agreement, certain creditors of the Company (the “Creditors”) holding (i) an aggregate of approximately $7.2 million (including accrued interest and penalties) of the Senior Secured Notes issued on July 27, 2011, (ii) an aggregate of approximately $1.7 million (including accrued interest and penalties) of bridge notes issued May 7, 2012 and September 12, 2012, and (iii) an aggregate of approximately $0.3 million in other outstanding debt (together the “Debt”) converted all such outstanding Debt into shares of Common Stock at a conversion price of $1.00 per share.

In addition, certain Creditors and certain placement agents associated with the Debt, together holding warrants to purchase 40,800 shares of capital stock of the Company exchanged such warrants and received one share of Common Stock in exchange for each share of capital stock of the Company underlying the warrants.

Furthermore, certain Creditors purchased an aggregate of 250,000 shares of Common Stock at a purchase price of $1.00 per share, resulting in aggregate proceeds to the Company of $250,000 under the Exchange Agreement.  In sum, 9,558,441 shares of Common Stock were issued under the Exchange Agreement. Of this amount, 8,373,037 shares were issued for principal and accrued interest and penalties of approximately $8.4 million and 1,185,404 shares issued were for accrued interest and penalties recognized subsequent to year ended December 31, 2012.

This Exchange Agreement terminated all outstanding promissory notes and warrants originally issued with these notes, and any anti-dilution protection thereunder.  The Exchange Agreement provides for new limited anti-dilution protection for shares of Common Stock issued under the Exchange Agreement, whereby such shares receive anti-dilution protection for any shares of capital stock of the Company sold at less than $1.00 per share, solely with respect to the first $6 million of any new sales of securities of the Company.  In addition, all Creditors and placement agents provided a release of all claims against the Company with respect to all rights and ownership of the Debt and warrants, in consideration of the shares issued pursuant to this Exchange Agreement.

Stock Purchase Agreement

Under the Stock Purchase Agreement, certain investors (“Investors”) who purchased Common Stock and warrants to purchase shares of capital stock of the Company in the Company’s Prior PIPE Transactions purchased shares of Common Stock at a purchase price of $0.30 (the “Financing”).  In addition, any Investor participating in and purchasing a minimum amount of Common Stock in the Financing received, for no further consideration, the number of shares of Common Stock that such Investor would have received in the Prior PIPE Transactions if the price per share of Common Stock in the Prior PIPE Transactions had been $0.30 per share (the “Repricing Issuance”).  The Stock Purchase Agreement resulted in the issuance of 3,482,324 shares of common stock and aggregate gross proceeds to the Company of $1,099,990.

All Investors and other parties holding warrants to purchase 66,934 shares of capital stock of the Company exchanged such warrants and received one share of Common Stock in exchange for each share of capital stock of the Company underlying the warrants.

The Stock Purchase Agreement resulted in the issuance of 3,273,134 shares of common stock and aggregate proceeds to the Company of $1,099,990, less legal fees of $109,990. The Stock Purchase Agreement also terminated the warrants and any anti-dilution protection thereunder.  The Stock Purchase Agreement provides for new limited anti-dilution protection for shares of Common Stock issued under the Stock Purchase Agreement, whereby such shares receive anti-dilution protection for any shares of capital stock of the Company sold at less than $1.00 per share, solely with respect to the first $6 million of any new sales of securities of the Company.  In addition, all Investors provided a release of all claims against the Company with respect to all rights and ownership of the shares and warrants acquired in connection with the Prior PIPE Transactions, in consideration of the shares issued pursuant to the Stock Purchase Agreement.

Pursuant to the Restructuring, the Company underwent a change in control.  Under the Restructuring, certain Creditors, Investors, placement agents and consultants were issued approximately 94% of the Company’s outstanding voting equity interests, with Ayer Capital Partners Master Fund, L.P. together with certain of its affiliates (the “Ayer Funds”) and Bristol Investment Fund, Ltd., together with certain of its affiliates (“Bristol”), owning approximately 41% and 29% respectively of the Company’s outstanding voting securities.  Prior to the Restructuring, control of the Company was widely disseminated among various stockholders, including the Investors.

On May 20, 2013, Martin Schroeder resigned from the Board of Directors.  In connection with the Restructuring, on May 22, 2013, Anthony Cataldo, Michael Handelman and William Andrews resigned from our Board of Directors. Finally, on May 24, 2013, our stockholders removed Dr. L. Stephen Coles from the Board and elected Paul Kessler to serve as an additional director on the Board.  Mr. Kessler is a director of Bristol Investment Fund, Ltd. and a manager of Bristol Capital, LLC who, collectively, hold approximately 27.5% of our currently outstanding shares of common stock. Under the Restructuring, Bristol converted approximately $2.92 million in Debt (including accrued interest and penalties) into shares of Common Stock, invested $341,111 in the Financing, received a Repricing Issuance, and exchanged 45,325 warrants for shares of capital stock of the Company into shares of Common Stock, collectively resulting in the issuance of approximately 3,910,000 shares of Common Stock to Bristol.

Effective as of May 28, 2013, the Company amended its Bylaws to opt out of the Nevada Revised Statutes provisions 78.378 to 78.3793, inclusive and to provide that a majority of the outstanding voting securities of the Company may fill a vacancy on the Company’s board of directors.

Settlement with Officer

On June 19, 2013, the Company entered into a Settlement Agreement and General Release of All Claims (the “Agreement”) with Mr. Anthony Cataldo, the Company’s former chief executive officer (“Cataldo”). Per the Agreement, Mr. Cataldo voluntarily resigned as the Company’s chief executive officer, effective as of June 1, 2013. The Agreement also settles any amounts owed to Mr. Cataldo by the Company, providing that upon the Company achieving its first financing with aggregate proceeds to the Company of greater than $5,000,000 following the date of the Agreement (the “Financing”), the Company shall provide Cataldo with a cash payment equal to $370,000, to be paid out as follows: (a) a payment of $120,000 in cash, less all appropriate federal and state income and employment taxes, payable to Cataldo within ten (10) business days following the closing of the Financing, and (b) a payment of $250,000, less all appropriate federal and state income and employment taxes, payable to Cataldo within ten (10) business days following a closing of the Financing and immediately reinvested by Company on Cataldo’s behalf in the Financing, on the same terms and conditions therein. The Agreement also provides for mutual releases of all claims related in any way to the transactions or occurrences between Cataldo and the Company to date, to the fullest extent permitted by law, including, but not limited to, Cataldo’s employment with Company.

Agreement with Lion Biotechnologies, Inc.

On July 24, 2013, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Lion Biotechnologies, Inc., a Delaware corporation, and Genesis Biopharma Sub, Inc., our newly formed Delaware subsidiary (“Merger Sub”), and thereby acquired Lion Biopharma (the “Merger”).  In the Merger, Lion Biotechnologies’ stockholders received, in exchange for all of their issued and outstanding shares of common stock, an aggregate of 1,340,000 shares of our Common Stock, as well as the ability to receive an additional 1,350,000 shares of Common Stock upon the achievement of certain milestones related to the Company’s financial performance and position.  As part of the Merger, Dr. Manish Singh entered into an employment agreement with us whereby we appointed him as our Chief Executive Officer and Chairman of the Board of the Company.  We also agreed to reconstitute our Board of Directors by appointing Jay Venkatesan and Sanford J. Hillsberg to replace David Voyticky and Paul Kessler as directors on our Board.  These appointments and resignations became effective on September 3, 2013.

In connection with his appointment as Chief Executive Officer and Chairman of the Board, we entered into an employment agreement with Dr. Singh pursuant to which we are required to pay Dr. Singh an annual base salary of $34,000 until this Company raises at least $1,000,000 in additional financing.  If we raise at least $1,000,000, Dr. Singh’s annual salary will at that time increase to $350,000.  In addition to his base salary, Dr. Singh will be eligible to participate in the Company’s annual incentive compensation program, with a target potential bonus of 30% of Dr. Singh’s salary, conditioned upon the satisfaction of individual and company objectives.  Dr. Singh will also be entitled to health and other benefits programs and, on July 24, 2014, he will also be eligible to receive stock option grants under the Company’s stock option plan.

Amended and Restated Articles

Effective September 26, 2013, the Company amended and restated its articles of incorporation.  The Amended and Restated Articles of Incorporation effected the following:

(1) a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of Common Stock (the “Reverse Stock Split”).  All share and per share amounts included in these financial statements have been retroactively restated to reflect the reverse stock split as if it had occurred at the beginning of the earliest period presented.

(2) to fix the number of authorized shares of Common Stock after the Reverse Stock Split at one hundred and fifty million (150,000,000) shares of Common Stock, which change resulted in an increase in the authorized number of shares of Common Stock.

(3) to authorize the issuance of fifty million (50,000,000) shares of “blank check” preferred stock, $0.001 par value per share, to be issued in series, and all properties of such preferred stock to be determined by the Company’s Board.

(4) to change the name of the Company to “Lion Biotechnologies, Inc.”

(5) to add indemnification and limit the personal liability of officers and members of the Company’s Board of Directors.

Amendment to 2011 Plan

The Company’s Board of Directors and the holders of a majority of the issued and outstanding shares of common stock have to approved an amendment to the Genesis Biopharma, Inc. 2011 Equity Incentive Plan (the “2011 Plan”) (a) to increase the number of shares of common stock authorized for issuance under the 2011 Plan from 180,000 shares of common stock to 1,700,000 shares of common stock, (b) increasing the maximum number of shares eligible for issuance under the 2011 Plan in any twelve-month period from 50,000 shares of common stock to 300,000 shares of common stock.

Director Stock Awards

On July 24, 2013, the Company entered into a Director Stock Award Agreement (the “Award Agreement”) with each of General Merrill McPeak, Matrix Group International, Inc. (on behalf of David Voyticky) (“Matrix”) and Bristol Capital, LLC (on behalf of Paul Kessler) (“Bristol”) whereby General McPeak, Matrix and Bristol each received 133,532 shares of Common Stock or an aggregate of 400,596 shares with a fair value of approximately $2,002,982 for consideration of services rendered as directors.  The terms of the Award Agreement were approved by a majority of the Company’s stockholders, including a majority of the disinterested stockholders.  The securities issued pursuant the Award Agreement are exempt from registration under Section 4(2) of the Securities Act of 1933 (the “Securities Act”) because, among other reasons, all offerees are “accredited investors” under Section 2(15) of the Securities Act and no general solicitation or public advertisement was conducted in connection with the issuance.